UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21748

 Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Rd 3rd Flr. Parsippany, NJ 07054

(Address of principal executive offices) (Zip code)

James B Potkul, Potkul Capital Management LLC.

 3633 Hill Rd 3rd Flr. Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:   973-331-1000

Date of fiscal year end:      December 31

Date of reporting period:   June 30,  2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

A No Load Capital Appreciation Fund

BABFX

Semi-Annual Report

June 30, 2008

3633 Hill Rd 3Rd Flr

Parsippany, NJ 07054

Phone: (888) 476-8585

(973) 331-1000

Http://www.BreadandButterFund.com

Dear Fellow Shareholders,

The Bread & Butter Fund generated a total return of 1.54% and the net asset value (NAV) was $10.53 for the six month period ending June 30, 2008. This compared to a return of                (-12.83%) for the S&P 500 Index.

“Heads I win, tails I lose someone else’s money”.  Today this sort of mindset is quite rampant across the financial markets.  I just want to reassure you that this attitude does not exist at the Bread & Butter Fund.  As one of the largest shareholders in the Fund, I have significant skin in the game, investing alongside you.  Our emphasis on minimizing permanent loss of capital is just as important as upside growth.

The cash position in the Fund has grown to over 39%. Normally this is very high for us. The cash is just a byproduct of few opportunities meeting our strategy in recent times.  Our objective is not just to buy a stock(s) to be fully invested or to buy it in order to flip it if it moves up a few percent. This type of activity would be inconsistent with the contrarian/value strategy which the fund follows. Our goal is to find stocks that are priced at a “discount” to our perceived value, preferably great businesses, and to act as an owner not a trader of stock prices. On a brighter note, the quality of the companies on our potential buy list has improved markedly. I am excited about the potential to plant a number of seeds for future growth.

During the six month period ending June 30, 2008, the Fund planted some seeds in Loews Corp, Philip Morris International, American Express and General Electric. These companies are world class with solid management leadership. Loews Corp. is run by a shareholder friendly management that continues to build great value over time. Loews has reduced its share count by 25% for each of the last three decades. I was able to purchase shares in Loews at a fairly large discount to its underlying value. It is a holding company with majority ownership in several public companies (CNA Insurance, Diamond Offshore Drilling and Boardwalk Pipeline) as well as owning outright Highmount Exploration and Production and Loews Hotels. The balance sheet is pristine with a large net cash position ready to invest in attractive opportunities exactly what one would want in a depressed environment. Philip Morris International is a growth company with operations in over 160 countries that does business in non-dollar currencies. Philip Morris will be a large beneficiary of emerging market growth around the world. American Express is one of the most recognizable financials the world over. We were able to buy American Express at a historically low price to earnings valuation and near a multi-decade low. The company does face some headwinds as the consumer retrenches and as loan losses continue to mount for the foreseeable future. The company’s current financial position is sound, in so far as it won a multi-billion dollar settlement from Visa and Mastercard while generating solid earnings. The international prospects look promising as this is a nice growth opportunity for the company. And finally, General Electric, is a world class company with a top rated management whom has restructured the company over the years. General Electric is concentrating in some very high growth areas of infrastructure such as water, environmental and energy. The company’s finance unit has been an area of concern for investors. In recent years, the company has been repositioned to enhance its growth profile by exiting the sub-prime business and reducing exposure to the US credit markets.  GE was purchased at a multi-year low with a dividend yield over 4%.

The Fund sold shares in Sun Communities, Origen Financial, NGP Capital Resources, Patterson UTI and Helmerich & Payne. In the case of Sun Communities and Origen Financial, I pulled some weeds. I was obviously too early investing in the manufactured home sector. Specifically in the case of Origen, I did learn a lesson. It is be suspect of companies that are heavily reliant on external financing as part of their business model. Origen underwrote manufacture home loans to people that could actually pay the loan back, unlike the toxic mortgages churned out by many lenders in the news. However, when Wall Street panics and credit markets freeze up it does not matter if you underwrite good loans or toxic stuff your credit line is cut off. As for NGP Capital Resources, Patterson UTI and Helmerich & Payne, I took some profits off the table as the energy sector heated up with speculators. In addition, I reduced positions in Pioneer Drilling and EnCana Corp to secure profits.

The key contributors to the Fund’s returns were in our holdings of Pioneer Drilling 58%, EnCana Corp. 34%, El Paso 26% and Walmart 18%. The energy holdings benefitted from higher prices of oil and natural gas. As for Walmart, it continues to gain market share by its competitive everyday low prices, one stop offerings and the rationalization of capital expenditures to achieve greater free-cash flows.

Conversely, a few holdings detracted from the value of the Fund which included News Corp (28%), Pfizer (23%), Berkshire Hathaway (15%) and Montpelier RE (13%). News Corp suffered along with the entire media sector due to worries about the slowing economy and falling ad revenues. Additionally, it suffered more from its questionable acquisition of Dow Jones. It remains to be seen if it over paid for this acquisition. Pfizer suffered alongside the other pharmaceuticals due to issues such as a weak pipeline of future drugs and the concern over policies of a new administration in Washington. Berkshire Hathaway fell in price due to some profit taking as it traded up toward all time highs. Berkshire does have security holdings in financials/insurance operations that have fallen in value as well as subsidiaries that participate in the housing related industry. Finally, Montpelier RE is feeling the impact from weak insurance pricing as well as diminishing returns from a low interest rate environment on its investment portfolio. I think that all these holdings offer attractive valuations and good future potential for capital gain at these levels.

I continue to remain optimistic over the long term toward energy investments. Although the price of oil and natural gas has moved up quickly, in numerous cases the stock prices did not move up correspondingly with commodity prices. The energy markets did become crowded with speculators driving up oil and natural gas prices rather quickly. However as hastily as the speculators entered the market, they are exiting the market so a sharp correction is in process. Usually, this is a good situation to cleanse the markets of such bullishness in order to begin the process of building skepticism before the onset of a new uptrend.  Albeit the growth in demand has started to slow globally, worldwide demand continues to grow. The majority of future energy growth is coming from the emerging markets. It will be these emerging markets that will dominate the demand equation going forward. The US demand growth has slowed and is close to flat year over year. Hopefully, the country does not become complacent again about energy and the urgency to become more self sufficient.

A Few Current Market Observations

You may be as concerned as I am regarding the lax credit lending standards to purchase a home over the past several years. You have to wonder what were these people thinking as they originated billions upon billions of mortgage loans to people who did not put down any money, and at the same time not even verifying assets or income. Now we are presented with a taxpayer bailout or backstop as some call it for Fannie Mae and Freddie Mac. These two companies present a huge liability to taxpayers.  In the case of Fannie Mae, as of June 30, 2008, the fair value of Fannie Mae’s equity was about -5.40 billion. Simply put Fannie Mae has no tangible book value. Another thing that you may find more troublesome is that Fannie Mae is functioning at a gross leverage of about 73 times including the fair value of the preferred equity. If the credit markets were still functioning properly, I wonder how much additional leverage would have been added. The bottom line is that only a1.4% deterioration in Fannie Mae’s book of assets would wipe out all the shareholder equity. It appears that government regulators let the foxes watch the hen house.

As you look at this world population chart it is apparent that world population will continue to grow barring a major plague or catastrophe. The emerging economies will play a larger role in global growth over the long term. The standard of living in these emerging economies should put upward pressure on commodities as the populations seek a better more comfortable way of life.  The emerging economies will go from being producers to being producers and consumers and replace the U.S. consumer as the major engine of growth.

The chart below showing US household debt versus personal savings tells a great deal about consumer behavior over the last two decades. Consumer credit grew at a wild rate since 1999 at the expense of personal savings. It is a pretty easy conclusion to believe with such an extreme divergence between consumption and savings that the U.S. Consumer will retrench over the coming decade to delever their financial situation and increase their saving rate.

                                                                                                                  Source: creditwritedowns

Thank you for your continued support of the Bread & Butter Fund. Please do not hesitate to contact us with any questions or comments

Respectfully Submitted,

James B. Potkul

President – Chief Investment Officer

The discussion of Fund investments represent the views of the Fund’s manager at the time of this report and are subject to change without notice. References to individual securities are for informational purposes only and should not be construed as recommendations to purchase or sell individual securities.

BREAD & BUTTER FUND, INC.

*Top Ten Holdings and Asset Allocation

June 30, 2008

     Top Ten holdings

     Asset Allocation

      (% of Net Assets)

 % of Net Assets)

============================               ===============================

Time Warner             6.27%

             Energy                   16.10%

Loews Corp.             4.96%

             Media/Entertainment       8.22%

Pioneer Drilling Corp.  4.78%

 Insurance                 8.14%

Mitsubishi UFJ Fncl     4.47%

             Diversified Holding Co    7.68%

Mercer Insurance Group  4.40%              Financials/Banking        7.66%

ConocoPhillips          4.40%              Consumer Products         3.76%

El Paso                 3.85%              Healthcare/Pharma         3.55%

Philip Morris Int’l.    3.76%              Industrials               2.94%

Montpelier RE Holdings  3.75%              Retail                    2.86%

Pfizer Inc.             3.55%              Short-Term Investments   39.22%

                                           Other assets

                                           Less liabilities, net    -0.13%

                       =======                                     =========

                       44.19%

                         100.00%

*Portfolio holdings are subject to change and are not recommendations of individual stocks.

The Following chart gives a visual breakdown of the Bread & Butter Fund by the industry sectors the underlying securities represent as a % of the net assets of the fund as of 06/30/2008

Financials 7.66%
Healthcare/Pharma 3.55%
Diversified Holding Co. 7.68%
Media/Entertainment 8.22%
Insurance 8.14%
Industrials 2.94%
Retail 2.86%
Energy 16.10%
Other Assets less Liabilities -0.13%
Cash Equivalents 39.22%

BREAD & BUTTER FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES

June 30, 2008

                               Shares   Historical Cost      Value

                               ------   ---------------      ------

COMMON STOCKS – 60.91%

Diversified Holding Cos. – 7.68%

--------------------------------

  Berkshire Hathaway Cl B*          8       23,466            32,096

  Loews Corp.                   1,250       51,902            58,625

                                           --------          --------

                                            75,368            90,721

Consumer Products – 3.76%

-------------------------------------

  Philip Morris International     900       45,213            44,451

                                           --------          --------

                                            45,213            44,451

Energy   - 16.10%

------------------

  ConocoPhillips                  550       32,619            51,914

  El Paso Corporation           2,090       23,124            45,437

  EnCana Corp. (Canada)           400       26,497            36,372

  Pioneer Drilling Co.*         3,000       33,076            56,430

                                           --------          --------

                                           115,316           190,153

Financials – 7.66%

-------------------

  American Express              1,000       42,742            37,670

  Mitsubishi UFJ Financial ADRF 6,000       65,075            52,800

  (Japan)

                                            -------          --------

                                           107,817            90,470

Healthcare-Pharmaceutical – 3.55%

----------------------

  Pfizer Incorporated           2,400       50,588            41,928

                                           --------          --------

                                            50,588            41,928

Industrials -  2.94%

---------------------

  General Electric Company      1,300       39,365            34,697

                                           --------          --------

                                            39,365            34,697

Insurance  - 8.14%

-------------------

  Mercer Insurance Group        3,000       54,042            51,930

  Montpelier RE Holdings        3,000       49,414            44,250

                                           --------          --------

                                           103,456            96,180

Media/Entertainment – 8.22%

----------------------------

  News Corp. Ltd. B             1,500       23,785            23,025

  Time Warner Inc.              5,000       91,646            74,000

                                           ---------         --------

                                           115,431            97,025

Retail   –   2.48%

--------------------------

  Walmart Stores Inc              600       25,750            33,720

                                           --------          --------

                                            25,750            33,720

TOTAL COMMON STOCKS                        678,304           719,345

                                           --------          --------

SHORT-TERM INVESTMENTS – 39.22%

--------------------------------

  Schwab Treasury Money Market 463,169     463,169           463,169

                                           --------          --------

TOTAL SHORT-TERM INVESTMENTS               463,169           463,169

                                           --------          --------

TOTAL INVESTMENTS                       $1,141,473         1,182,514

                                         ==========

OTHER ASSETS AND LIABILITIES – (0.13%)                       (1,477)

                                                             --------

NET ASSETS - 100.00%                                       $1,181,037

                                                            =========

*Non-income producing for the period.

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND, INC.

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets

Investments in Securities, at value (cost $1,141,473)     $1,182,514

Cash                                                          10,219

Dividends and Interest Receivable                              1,599

                                                          -----------

      Total Assets                                         1,194,332

Liabilities

Payable for securities purchased                             (11,909)

Accrued Expenses                                             (1,386)

                                                           ----------

Net Assets                                                 1,181,037

                                                           ----------

Composition of Net Assets:

   Common Stock, at $.001 par value                              112

   Paid in Capital                                         1,153,221

   Accumulated net realized loss on investments              (17,530)

   Undistributed net investment income                         4,193

   Net unrealized appreciation of securities                  41,041

                                                           ----------

Net Assets (equivalent to $10.53 per share based

on 112,112 shares outstanding) (Note 4)                   $1,181,037

                                                           ==========

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND, INC

Statement of Operations

Six months ended June 30 2008 (unaudited)

Investment Income

Interest                                                    $  3,148

Dividends (A)                                                  9,180

                                                             --------

   Total Income                                               12,328

                                                             --------

Expenses

Investment Advisory Fee (Note 2)                               5,811

Professional Fees                                              5,000

Software                                                       2,548

Registration Fees                                              1,538

Legal Services                                                   500

Insurance                                                        300

Taxes                                                            520

Postage and Printing                                              12

Director Fees                                                     27

                                                             --------

    Total Expenses                                            16,256

Less, fees waived and expenses reimbursed

by adviser (Note 2)

 (8,121)

                                                             --------

    Net Expenses                                               8,135

Net Investment Income                                          4,193

                                                             --------

Realized and Unrealized Gain (Loss) from Investments

     Net realized gain (loss) on investment securities       (17,530)

     Net increase in unrealized appreciation on

     Investment securities                                    32,183

                                                             --------

Net realized and unrealized gain (loss) from investments      14,653

                                                             --------

Net increase (decrease) in net assets resulting

From operations                                             $ 18,846

                                                             --------

(A) Net of foreign withholding taxes of $72

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND, INC.

Statements of Changes in Net Assets

                                                   (Unaudited)

                                                   For the six

                                                   months ended  Year Ended

                                                   June 30, 2008 Dec 31, 2007

                                                  -------------  ------------

Increase (Decrease) in net assets from operations

Net investment income                              $    4,193    $   12,708

Net realized gain(loss)from investment transactions   (17,530)        4,206

Capital gain distributions from portfolio companies       -             800

Unrealized appreciation (depreciation) of

Investment securities                                  32,183       (73,374)

                                                      --------      --------

Net increase (decrease) in net assets resulting from

   operations                                          18,846      (55,660)

Distributions to shareholders from;

 Net Investment Income                                    -         (12,708)

 Capital Gains                                            -         (4,475)

 Tax return of capital distribution                       -         (8,661)

Share transactions (Note 4)                            11,000       266,183

                                                      --------      --------

   Total increase in net assets                        29,846       184,679

Net Assets

   Beginning of period                              1,151,191       966,512

                                                    ----------      --------

   End of year period                              $1,181,037    $1,151,191

                                                    ==========    ==========

The accompanying notes are an integral part of these financial statements

BREAD & BUTTER FUND, INC.

Financial Highlights

For share of capital stock outstanding throughout the period

                                        (unaudited)

                                           2008**   2007       2006    2005*

PER SHARE DATA:

Net Asset Value, Beginning of period      $10.37   $11.03     $10.15  $10.00

Income from Investment Operations:

Net Investment Income ***                    .04     .13        .14      .02

Net Realized and Unrealized Gain(Loss)on     .12    (.55)       .95      .15

investments

                                            -----   -----      -----    -----

Total From Investment Operations

   .16    (.42)      1.09      .17

  Distributions from:

      Net Investment Income                  -      (.12)      (.14)    (.02)

      Realized gains                         -      (.04)        -        -

      Return of capital

   -      (.08)      (.07)      -

Net Asset value, End of period            $10.53   $10.37    $11.03   $10.15

Total Return ****                           1.54%   (3.83%)   10.73%    1.73%

Ratios and Supplemental Data:

Net Assets, End of Year               $1,181,037 $1,151,191  $966,512 $712,363

Ratio of Expenses, after reimbursement

To Average Net Assets                     1.40%a   1.40%       1.40%    1.40%a

Ratio of Expenses, before reimbursement

To Average Net Assets                     2.79%a   2.69%       3.22%   11.21%a

Ratio of Net Investment Income to

Average Net Assets                        0.72%a   1.19%       1.46%    1.68%a

Portfolio Turnover Rate (%)              26.04%   18.09%       5.33%    0.00%

a = annualized

*For the period from October 31, 2005 (commencement of investment operations)

 to December 31, 2005

**For the six months ended June 30, 2008 (Unaudited)

*** Per share net investment income has been determined on the basis of average shares outstanding during the period.

**** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND, INC.

Notes to Financial Statements

June 30, 2008 (unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:  The Bread & Butter Fund, Inc. (the "Fund"), is an open-end, no-load, non-diversified regulated investment company that was incorporated in the state of New Jersey on March 2, 2004.  The Fund commenced investment operations October 31, 2005. The Fund is authorized to issue 100,000,000 shares of $.001 par value capital stock.

The Fund's investment objective is to seek long-term capital appreciation primarily by investing in securities that Potkul Capital Management LLC (the "Adviser") believes are undervalued. The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.

Security Valuations:  Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.   Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price, except for short positions, for which the last quoted asked price is used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

BREAD & BUTTER FUND, INC.

Notes to Financial Statements (continued)

June 30, 2008 (unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized, over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for operations during the reporting. Actual results could differ from these estimates.

BREAD & BUTTER FUND, INC.

Notes to Financial Statements (continued)

June 30, 2008 (unaudited)

2.

INVESTMENT ADVISORY AGREEMENT

The Fund has an investment advisory agreement with the Adviser to furnish investment advisory and certain other management services to the Fund. The Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%.  The Adviser will absorb all expenses of the Fund so that the Fund's total expense ratio is equal to or less than 2 % of the first $10 million in net assets and less than 1.5% of the next $20 million of net assets per year. This expense cap shall remain in effect in perpetuity and can only be terminated by the Fund. The Fund will bear its own operating expenses which will include director's fees, legal and accounting fees, interest, taxes, brokerage commissions, bookkeeping and record maintenance, operating its office, transfer agent and custodian fees. The Adviser will serve as the Fund's transfer agent at no cost to the Fund except for out of pocket expenses. A management fee of $5,811 accrued to the Advisor for the period ended June 30, 2008. For the period ended June 30, 2008, the Advisor reimbursed the Fund $8,121 for expenses in excess of 1.4% of the average annual net assets. The 1.4% expense cap was voluntary on the part of the Adviser.

James B. Potkul is the President and Chief Investment and Compliance Officer of the Fund. Mr. Potkul is also the President/Chief Investment Officer and Principal of the Adviser.

3.   INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 2008 were $207,013 and $395,150 respectively.

At June 30, 2008 net unrealized appreciation for Federal income tax purposes aggregated $41,041 of which $98,160 related to unrealized appreciation of securities and ($57,119) related to unrealized depreciation of securities.  The cost June 30, 2008 of investments for Federal income tax purposes was $678,303 excluding short-term investments.

4.

CAPITAL SHARE TRANSACTIONS

As of June 30, 2008, there were 100,000,000 shares of $.001 per value capital stock authorized.  The total par value and paid-in capital totaled $1,153,333. Transactions in capital stock were as follows for the period ended June 30, 2008 and the year ended December 31, 2007:

BREAD & BUTTER FUND, INC.

Notes to Financial Statements (continued)

June 30, 2008 (unaudited)

4.

CAPITAL SHARE TRANSACTIONS (Continued)

                               June 30, 2008           December 31, 2007

                            Shares      Amount         Shares      Amount

                          --------------------------   -------------------

Shares Sold                 1,057     $ 11,000          24,640    $281,381

Shares issued in

Reinvestment of dividends     -           -              2,492      25,844

Shares Redeemed               -           -             (3,674)    (41,042)

                            --------   ---------       --------    --------

Net Increase

    1,057     $ 11,000          23,458    $266,183

                            ========   =========       ========    ========

5.   FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

For Federal income tax purposes, the cost of investment in securities owned at June 30, 2008 was $1,141,473 including short-term investments.

Undistributed ordinary income

 $  4,193

            Undistributed long term capital gain             $    -

Unrealized appreciation

             $ 41,041

Distribution to shareholders of record was paid December 31, 2007. The distribution consisted of $12,708 of net investment income, $4,475 of long term capital gains and a return of capital of $8,661.

6.   FAIR VALUE MEASUREMENT

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value

Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

      * Level 1 - quoted prices in active markets for identical investments.

      * Level 2 - other significant observable inputs (including quoted prices

BREAD & BUTTER FUND, INC.

Notes to Financial Statements (continued)

June 30, 2008 (unaudited)

                  for similar investments, interest rates, prepayment speeds,

                  credit risk, etc.)

      * Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2008:

                                    Investments          Other

                                    in                   Financial

      Level                         Securities           Instruments *

      -----                         ----------           -----------

      Level 1                       $1,182,514           $         0

      Level 2                                0                     0

      Level 3                                0                     0

                                    ----------           -----------

      Total                         $1,182,514           $         0

                                    ==========           ===========

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts,which are valued at the unrealized appreciation / depreciation on the instrument.

7.   ACCOUNTING FOR UNCERTAINTY OF INCOME TAXES

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on January 1, 2007. FASB Interpretation No. 48 requires that tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

BREAD & BUTTER FUND, INC.

Expenses

June 30, 2008

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 to June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expense may not be used to estimate the actual ending account balance or expense you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other Funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

                                                       Expenses Paid

                Beginning

    Ending

             During Period*

                Account Value     Account Value        January 1, 2008 to

                January 1, 2008   June 30, 2008        June 30, 2008

   ---------------    -----------------    -------------------

Actual

 $1,000.00

$1,015.43

        $  7.02

Hypothetical

5% return

before expenses)   $1,000.00

$1,017.90

        $  7.02

*Expenses are equal to the Fund's annualized expense ratio of 1.40%,

multiplied by the average account value over the period, multiplied by

182 days/366 days[number of days in most that the Fund has been offered for sale - year/365 [or 366] (to reflect the one-half year period).

BREAD & BUTTER FUND, INC.

ADDITIONAL INFORMATION

June 30, 2008

PROXY VOTING GUIDELINES

Potkul Capital Management LLC., the Fund's Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. The Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities is available without charge by calling the Fund at 1-888-476-8585, at the Fund's website http://www.breadandbutterfund.com or by visiting the Securities and Exchange Commission ("SEC's") website http://www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov.  The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on June 21, 2008, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund (as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the

Investment Adviser.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT

ADVISOR

The Directors reviewed the nature, quality and scope of current and anticipated services provided by the Investment Adviser under the Advisory Agreement. This includes portfolio management, supervision of Fund operations and compliance and regulatory matters.

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISER

The Directors considered the Fund's management fee and total expense ratio relative to industry averages.  The willingness of the Adviser to absorb initial formation expenses as well as absorbing expenses beyond contract terms has shown effort to be competitive on a fee basis.

CONCLUSIONS

Based on the above review and discussions, the Directors concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.

BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors.  Information pertaining to the Directors of the Fund is set forth below.  The SAI includes additional information about the Fund's Directors, and is available without charge, by calling 1-888-476-8585.  Each director may be contacted in writing to the director c/o Bread & Butter Fund, Inc., 3633 Hill Road, Parsippany, NJ 07054.

INTERESTED DIRECTOR

Name & Age        Position  Term/Time    Principal Occupation     Other Public

                            On Board     During last 5 Years      Company

                                                                  Directorships

------------      --------  -----------  -------------------      ------------

Jeffrey E Potkul   Director  1 Year Term  Manager - Health           None

Age 41                         3 Years    Economics & Reimbursement

                                          Ethicon/Johnson & Johnson

INDEPENDENT DIRECTORS

Donald J McDermott Director  1 Year Term  Professor Biology          None

Age 78             Chairman    3 Years    Essex County

                   of the                 College

                   Board

Frank J Figurski   Director  1 Year Term  Network Administrator      None

Age 45                         3 Years    Celgene Corp.

Theodore J Moskala Director  1 Year Term  2nd Vice President          None

Age 44                         3 Years    Claim Strategies

                                          St.Paul Travelers Corp.

Directors of the Fund are considered "Interested Directors" as defined in the Investment Company Act of 1940 because these individuals are related to the Fund’s Investment Adviser. Jeffrey E  Potkul is the brother of James B Potkul, who is the President of the Fund and of the Fund’s Adviser.

Investment Adviser

Potkul Capital Management, LLC.

3633 Hill Rd. 3rd flr.

Parsippany, NJ  07054

Custodian

Charles Schwab & Company, Inc.

70 White Street

Red Bank, NJ 07701

Transfer Agent

Potkul Capital Management, LLC.

3633 Hill Rd 3rd flr.

Parsippany, NJ  07054

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

Legal Counsel

The Sourlis Law Firm

The Galleria

2 Bridge Avenue

Red Bank, NJ  07701

This report and the financial statements contained herein are submitted for the general information of shareholders and not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Bread & Butter Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.

ITEM 2.  CODE OF ETHICS – filed herewith under exhibits

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT – Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.   Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the    report to shareholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT  COMPANIES.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS- Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES – Not applicable.

ITEM 12.  EXHIBITS.

 (a)   (1)      EX-99.CODE ETH.  Filed herewith.

(a)(2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley

  Act of 2002.  ex-99cert  Filed herewith.

(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley

 Act of 2002.  ex-99.906cert   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/ James B. Potkul

--------------------------

       James B. Potkul

       Principal Financial Officer

Date 08/23/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James B. Potkul

------------------------

       James B. Potkul

       President

Date 08/23/2008